COMMITMENTS AND CONTINGENCIES (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jun. 02, 2016 lawsuit
Commitments and contingencies
Future capital expenditures		$ 192,700,000	$ 108,900,000
Compania Minera Maricunga | Legal Proceedings Contingent Liability
Commitments and contingencies
Regulatory fine	$ 40,000
Number of lawsuits | lawsuit				2
2018
Commitments and contingencies
Future minimum lease payments		25,900,000
2019
Commitments and contingencies
Future minimum lease payments		12,500,000
2020
Commitments and contingencies
Future minimum lease payments		4,900,000
2021
Commitments and contingencies
Future minimum lease payments		2,900,000
2022
Commitments and contingencies
Future minimum lease payments		2,900,000
2023 and thereafter
Commitments and contingencies
Future minimum lease payments		$ 800,000